Fair Value Of Assets And Liabilities (Tri-Level Hierarchy, Carrying Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 292.2		$ 257.7
Seed money	113.4	[1]	63.5	[2]
Investments related to deferred compensation plans	213.5	[1]	184.4	[2]
other equity securities	0.3	[1]
Corporate Stock	1.5		1.1	[2]
UITs	1.6		0.9	[2]
Municipal securities	1.8	[1]	1.1	[2]
Assets held for policyholders	1,153.6		1,243.5
CLOs	2.4
other debt securities	6.3
Policyholder payables	(1,153.6)		(1,243.5)
Corporate equities	(1.5)		(1.0)
Notes Payable, Fair Value Disclosure	3.4		16.8
Liabilities, Fair Value Disclosure	1,158.5		1,261.3
Foreign time deposits	31.3		32.2
Other current investments	10.4		8.2
Equity method investments	228.2		193.1
Assets, Fair Value Disclosure	1,786.6		1,752.2
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	292.2		257.7
Seed money	113.4	[1]	63.5	[2]
Investments related to deferred compensation plans	213.5	[1]	184.4	[2]
other equity securities	0.3	[1]
Corporate Stock	1.5		1.1	[2]
UITs	1.6		0.9	[2]
Municipal securities	0	[1]	0	[2]
Assets held for policyholders	1,153.6		1,243.5
CLOs	0
other debt securities	0
Policyholder payables	(1,153.6)		(1,243.5)
Corporate equities	(1.5)		(1.0)
Notes Payable, Fair Value Disclosure	0		0
Liabilities, Fair Value Disclosure	1,155.1		1,244.5
Assets, Fair Value Disclosure	1,776.1		1,751.1
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0		0
Seed money	0	[1]	0	[2]
Investments related to deferred compensation plans	0	[1]	0	[2]
other equity securities	0	[1]
Corporate Stock	0		0	[2]
UITs	0		0	[2]
Municipal securities	1.8	[1]	1.1	[2]
Assets held for policyholders	0		0
CLOs	0
other debt securities	0
Policyholder payables	0		0
Corporate equities	0		0
Notes Payable, Fair Value Disclosure	0		0
Liabilities, Fair Value Disclosure	0		0
Assets, Fair Value Disclosure	1.8		1.1
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0		0
Seed money	0	[1]	0	[2]
Investments related to deferred compensation plans	0	[1]	0	[2]
other equity securities	0	[1]
Corporate Stock	0		0	[2]
UITs	0		0	[2]
Municipal securities	0	[1]	0	[2]
Assets held for policyholders	0		0
CLOs	2.4
other debt securities	6.3
Policyholder payables	0		0
Corporate equities	0		0
Notes Payable, Fair Value Disclosure	3.4		16.8
Liabilities, Fair Value Disclosure	3.4		16.8
Assets, Fair Value Disclosure	$ 8.7		$ 0

[1]	oreign time deposits of $31.3 million are excluded from this table. Equity and other investments of $228.2 million and $10.4 million, respectively, are also excluded from this table. These investments are not measured at fair value, in accordance with applicable accounting standards.
[2]	oreign time deposits of $32.2 million are excluded from this table. Equity and investments of $193.1 million and $8.2 million, respectively, are also excluded from this table. These investments are not measured at fair value, in accordance with applicable accounting standards.